Per share amounts	12 Months Ended
Dec. 31, 2021
Per Share Amounts [Abstract]
Per share amounts
22.

Per share amounts
Per share amounts have been calculated based on the weighted average number of common shares outstanding during the period. The weighted average number of paid shares outstanding in 2021 was 397,630,947

(2020 -
395,829,380 ).
2021 2020
Basic loss per share computation
Net loss attributable to equity holders $ (102,577) $ (53,169)
Weighted average common shares outstanding 397,631 395,829
Basic loss per common share $ (0.26) $ (0.13)
Diluted loss per share computation
Net loss attributable to equity holders $ (102,577) $ (53,169)
Weighted average common shares outstanding 397,631 395,829
Dilutive effect of stock options - -
Weighted average common shares outstanding, assuming dilution 397,631 395,829
Diluted loss per common share $ (0.26) $ (0.13)